Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

July 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Mr. Edward P. Bartz

Re:	CPG 2017 Vintage Access Fund, LLC (File No. 811-23258)

Dear Mr. Bartz:

On behalf of CPG 2017 Vintage Access Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Amendment is marked to show changes from the version of the Confidential Memorandum included in the Registration Statement filed with the Commission on May 26, 2017. These changes consist of those made in response to comments of the staff (the "Staff") of the Commission relating to the Registration Statement, provided in your letter to me dated June 22, 2017, as well as various stylistic changes and disclosure clarifications and refinements.

Set forth below is a summary of the Staff's comments, and the Fund's responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.

CONFIDENTIAL MEMORANDUM

Cover

Comment 1. The second bullet point in this section states that the Fund is highly illiquid, and Investors must bear the financial risks of this investment for an indefinite period. Please add to this bullet point that, as stated in the "Liquidity, Withdrawal and Transfer Restrictions; Repurchase of Units" section on page 10 of the prospectus, this indefinite period is "potentially for the entire life of the Fund." Also, please add a bullet point disclosing that, as provided on page 11 of the prospectus, the Fund "will not provide liquidity to Investors, through periodic written tender offers or otherwise." Finally, please ensure that the bullet points shown on the cover page appear on the outside front cover page.

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Securities and Exchange Commission

July 7, 2017

Response 1. We have revised the second bullet as follows:

The Fund is a highly illiquid investment and will not provide liquidity to Investors, through periodic written tender offers or otherwise. Investors, therefore, ~~investors~~ must bear the financial risks of this investment for an indefinite period, potentially for the entire life of the Fund. An investment in the Fund is suitable only for sophisticated investors who have no need for liquidity in their investment. An investment in the Fund may not be suitable for investors who may need the money they invested in a specified timeframe.

We respectfully note that, insofar as the Fund is registered only under the 1940 Act, Instruction G.3 to Form N-2 provides that the Fund's Registration Statement need not contain responses to Items 1 or 2, which concern cover page disclosures. We believe, therefore, that it is appropriate for the bullet point disclosure to appear on the inside front cover.

Summary of Terms — Investment Program — Co-Investments (Page 3)

Comment 2. This section states that the Fund may make co-investments alongside private capital funds or Investment Funds and their respective sponsors. Please explain to us whether the Fund has filed for exemptive relief with regard to its proposed co-investments.

Response 2. This section of the Confidential Memorandum described the Fund's ability to invest directly in operating companies alongside unaffiliated private investment funds and their respective sponsors (i.e., co-investments). The Fund does not intend to participate in private placement transactions alongside affiliated persons of the Fund (e.g., the Adviser, or registered or private funds advised by the Adviser) that, in light of the facts and circumstances, require relief from Section 17(d) and Rule 17d-1 (i.e., an affiliated co-investment program). In light of the fact that the Fund does not intend to participate in an affiliated co-investment program, the Fund does not presently intend to file for exemptive relief. In addition, please note that the Amendment has been revised to reflect that the Fund no longer intends to invest directly in co-investments (though it may invest in institutional funds-of-funds that invest in co-investments).

Summary of Terms — Investment Restrictions (Page 6)

Comment 3. The last sentence of this section states that the Fund may depart from its disclosed investment restrictions during the 12-month period following the Initial Closing. Please describe in this section the specific details of how the Fund may depart, and why it may depart, from its investment restrictions.

Response 3. We have revised the disclosure as follows:

The Fund may depart from the ~~aforementioned~~ these investment restrictions during the 12-month period following the Initial Closing (as defined below). For example, the Fund may invest the proceeds of the Initial Closing in a single Investment Fund. In addition, from time to time under certain circumstances, including during the 12-month period following the Initial Closing. and during periods of adverse market, economic or political conditions, and periods of large cash inflows, the Fund may depart from these investment restrictions.

Securities and Exchange Commission

July 7, 2017

Summary of Terms — The Offering (Page 7)

Comment 4. The third paragraph in this section states that the minimum commitment to the Fund is $50,000, "which minimum may be reduced by the Fund" in the discretion of the Adviser. Please explain to us the circumstances that may cause the Adviser to reduce the Fund's $50,000 minimum commitment, and what is the lowest minimum commitment the Fund may accept.

Response 4. The minimum Commitment to the Fund will be $50,000, which minimum may be reduced by the Fund in the sole discretion of the Adviser, but not below $25,000. The Adviser may reduce the minimum Commitment of $50,000 based on a consideration of various factors, including the Investor's overall relationship with the Adviser and the Investor's holdings in other funds affiliated with the Adviser. We have revised the disclosure under the caption "The Offering—Investor Commitments and Drawdowns" as follows:

The minimum Commitment to the Fund will be $50,000, which minimum may be reduced by the Fund in the sole discretion of the Adviser, but not below $25,000, based on consideration of various factors, including the Investor's overall relationship with the Adviser, the Investor's holdings in other funds affiliated with the Adviser and such other matters as the Adviser may consider relevant at the time.

Comment 5. The last paragraph of this section states that an Investor participating in a closing that occurs after the initial closing "may" be required to pay a "make-up" amount to the Fund. Please explain in this section what determines whether an Investor is required to pay a "make-up" amount to the Fund, and provide an example of the "make-up" amount procedure, similar to that found in footnote (2) of the "Summary of Fund Expenses."

Response 5. The Adviser may determine, in its sole discretion, whether to charge an Investor participating in a closing subsequent to the Initial Closing a "make-up" payment; however, all Investors in a single closing will be treated in the same manner. We have revised the disclosure accordingly, and have provided an example of the procedure, similar to that in footnote (2) to the fee table:

Subsequent to the Initial Closing, the Fund may offer Units at one or more closings, which are anticipated to occur over a period of up to six months following the Initial Closing (the last closing being referred to as the "Final Closing"). An Investor participating in a closing that occurs after the Initial Closing may be required by the Adviser, in its sole discretion, to pay a "make-up" amount to the Fund. All Investors in a closing will be treated in the same manner. The ~~Such~~ "make-up" payment will be calculated by applying an annualized rate of 8.0% to the percentage of the aggregate Commitments by Investors previously drawn down by the Fund and applied over the period of time since such ~~draw-downs~~ drawdowns. For example, if the Fund has drawn down 20% of Commitments from Investors participating in the Initial Closing and holds a second closing three months after the date of such drawdowns, an Investor participating in the second closing who commits $50,000 would pay a "make-up" payment at 2.0% (an annualized rate of 8.0%) multiplied by 20% of such commitment amount (or $10,000 x 2% = $200). Any make-up payment is in addition to an Investor's Commitment. The amount of the make-up payments will be paid to and retained as assets of the Fund.

Securities and Exchange Commission

July 7, 2017

Summary of Terms — Tax Distribution Policy (Page 9)

Comment 6. The second paragraph of this section states that the Fund may make distributions to Investors that represent a return of capital. Please add to this disclosure that a return of capital is a return to Investors of a portion of their original investment in the Fund.

Response 6. We have revised the disclosure as follows:

Distributions by the Fund that are or are considered to be in excess of the Fund's current and accumulated earnings and profits for the taxable year in which the distribution is made will reduce the adjusted tax basis of an Investor's Units (but not below zero). Any such distributions that reduce the adjusted tax basis of an Investor's Units represent a return of capital (i.e., a return to Investors of a portion of their original investment in the Fund) and generally will not be subject to tax at the time of the distribution. Distributions in excess of an Investor's adjusted basis in Units generally will be treated as capital gain.

Summary of Terms — Recycling (Page 10)

Comment 7. This section states that the Fund may retain proceeds received by the Fund from Investment Funds up to an amount equal to 10% of the Fund's total capital commitments, and that such amounts will not be included in the calculation of the Investors' contributed capital. Please explain in this section why such amounts will not be included in the calculation of the Investors' contributed capital. In addition, the discussion of the Fund's policy on retention and recalling of the proceeds received from Investment Funds is confusing. Please revise this discussion in plain English.

Response 7. We have revised the second and third paragraphs as follows:

Amounts so retained will not ~~be included in the calculation of~~ serve to reduce Investors' unfunded Commitments to the Fund, or increase Investors' contributed capital~~. Separate from and in addition to any amounts retained or recalled for reinvestment by the Fund, in the event that funds are distributed~~ to the Fund. For example, if the Fund has drawn down 20% of total Commitments of $100 million, the Fund would have assets of $20 million and unfunded Investor Commitments of $80 million. If the Fund were to receive a $1 million distribution from an Investment Fund, the Fund's assets would increase to $21 million, but Investors' contributed capital and unfunded Commitments would remain $20 million and $80 million, respectively.

In the event that the Fund ~~by~~ receives a distribution from an Investment Fund~~, which are subject to reinvestment in such Investment Fund, the Adviser may, in its discretion, hold such amounts or distribute such amounts to the Investors. If such amounts are distributed to the~~ that the Adviser deems a recyclable Commitment and, in turn, distributes to Investors, each Investor's unfunded Commitment will be increased by the amount of funds so distributed. Using the preceding example, if the Adviser were to distribute a recyclable Commitment of $1 million to investors, unfunded Investor Commitments would increase to $81 million.

Securities and Exchange Commission

July 7, 2017

Summary of Terms — The Administrator (Page 14)

Comment 8. This section states that the Fund will pay the Administrator a fee based on the average net assets of the Fund. Please disclose in this section the rate of the fee paid by the Fund to the Administrator.

Response 8. We have revised the disclosure as follows:

UMB Fund Services, Inc. will act as the administrator to the Fund (the "Administrator") and perform certain administration and accounting services for the Fund. In consideration of these services, the Fund will pay the Administrator a fee ~~based on the~~ at the annual rate of up to 0.10% of the Fund's average net assets ~~of the Fund (subject to certain minimums), as well as certain flat~~, subject to a minimum annual fee of $40,000, in addition to certain other fixed or transactional fees, and will reimburse certain of the Administrator's expenses. See "Fees and Expenses."

Summary of Fund Expenses (Page 24)

Comment 9. Please delete the line item for "Make-Up Payment Rate (Initial Closing)," since Investors may only be required to pay a "make-up" amount to the Fund after the Initial Closing.

Response 9. The requested deletion has been made.

Comment 10. The "Annual Expenses" caption in the fee table includes a parenthetical that states "as a percentage of average net assets attributable to Units." (Emphasis added.) Please revise this parenthetical to state "as a percentage of net assets attributable to Units." See Item 3.1 of Form N-2. Also, the Management Fee line item shows an annual Management Fee of 0.10%. Since 0.10% is the Management Fee calculated on the basis of the Fund's total Commitments rather than on the basis of its net assets, please revise the amount of the Management Fee shown in the fee table so that it correctly reflects the Fund's Management Fee as a percentage of net assets.

Response 10. We respectfully request that the comment be waived.

In light of the nature and structure of the Fund, the Fund's Management Fee is not calculated as a percentage of net assets—instead, it is calculated based on the Fund's total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund's net invested capital. The disclosure throughout the Confidential Memorandum describes the Management Fee in these terms, including footnote (4) to the fee table. We believe, therefore, that it would not be appropriate to disclose, in the fee table, the Management Fee (as well as the Distribution and Servicing Fee, which is calculated in the same manner) as a percentage of net assets.

We also wish to note that Form N-2 contemplates alternative fee structures, and permits registered investment companies to disclose such alternative fee structures in a manner that departs from the requirements of Item 3.1. For example, a business development company with a fee structure that is not based solely on the aggregate amount of assets under management is not required to include the information required by Item 3.1. See Instruction 7.b. to Item 3.1 of Form N-2. We believe that the Fund's fee structure is analogous, and that the footnotes to the fee table appropriately and accurately disclose the fee arrangements to Investors.

Securities and Exchange Commission

July 7, 2017

Comment 11. Please disclose in a footnote to the "Acquired Fund Fees and Expenses" line item that, as disclosed in the "Other Fees and Expenses" section on page 13 of the prospectus, the Investment Funds in which the Fund intends to invest generally charge a management fee of 1% to 2%, and approximately 20% of net profits.

Response 11. We have revised footnote (6) as follows:

The amount shown as "Acquired Fund Fees and Expenses" reflects operating expenses of the Investment Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Investment Funds) in which the Fund intends to invest based upon estimated net assets of the Fund of $100 million. ~~Some~~ The management fees charged by the Investment Funds in which the Fund intends to invest generally are expected to range from 1% to 2%. In addition, some or all of the Investment Funds in which the Fund intends to invest charge performance fees, carried interests~~,~~ or incentive ~~fees or~~ allocations based on the Investment Funds' performance, which generally are expected to range from 10% to 20% of net profits, typically subject to a preferred return and a clawback. The "Acquired Fund Fees and Expenses" disclosed above, however, do not reflect any performance-based fees or allocations paid by the Investment Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Investment Funds.

Types of Investments and Related Risk Factors — General Risks — Investments in Non- Voting Stock; Inability to Vote (Page 39)

Comment 12. This section states that the Fund intends to hold its interests in the Investment Funds in non-voting form, and that it may irrevocably waive its rights to vote its interest in its Investment Funds. Please explain to us whether the Fund's board of directors has adopted policies and procedures for waiving the Fund's voting rights.

Response 12. The organizational meeting of the Board of Directors of the Fund will be held in July. We hereby represent that the policy of holding interests in non-voting form will be discussed with and reviewed by the Fund's Board at the organizational board meeting.

Types of Investments and Related Risk Factors — Investment Restrictions (Page 50)

Comment 13. The last bullet point in this section provides that the Fund will not invest more than 25% of the value of its total assets in securities of issuers in a single industry. Please also disclose in this section that the Fund will consider the portfolio securities held by the Investment Funds when determining compliance with the Fund's fundamental concentration policy.

Response 13. We have added the following new paragraph after the bullet point disclosure:

For the avoidance of doubt, for purposes of the Fund's policy not to invest 25% or more of the value of its total assets in the securities (other than U.S. Government-issued securities) of issuers engaged in any single industry, the Investment Funds are not considered part of an industry. The Fund may invest in Investment Funds that concentrate their assets in one or more industries. In determining compliance with the Fund's policy, the Adviser will use its reasonable best efforts, based upon information available to it, to take into account the expressly stated focus of an Investment Fund on a particular industry, and the concentration of the Investment Fund’s underlying portfolio securities.

Securities and Exchange Commission

July 7, 2017

Management of the Fund (Page 51)

Comment 14. We note that much of the information for this section will be provided in a subsequent amendment to the Registration Statement. Please ensure that the amendment includes all information required by Item 18 of Form N-2 regarding the Fund's directors including, for each individual director, a discussion of the specific experience, qualifications, attributes, or skills that led to the conclusion that the person should serve as a director for the Fund. See Item 18.17 of Form N-2.

Response 14. We intend to file an additional amendment to the Fund's Registration Statement in mid-to-late July, following the organizational meeting of the Board of Directors of the Fund, in order to complete all information required by Item 18 of Form N-2, as well as any additional outstanding information, and to file all remaining requisite exhibits in accordance with Form N-2 and Item 25 thereof.

GENERAL COMMENT

Comment 15. Please advise us if you have submitted or expect to submit any exemptive applications or no-action requests in connection with your Registration Statement.

Response 15. The Fund has not submitted, and does not intend to submit, any exemptive applications or no-action requests in connection with the Registration Statement.

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Should you have any questions or comments, please feel free to contact me at 212.969.3359 (bgreen@proskauer.com) or Lisa P. Goldstein of this office at 212.969.3381 (lgoldstein@proskauer.com).

Very truly yours,

/s/ Brad A. Green

Brad A. Green

cc:	Stuart H. Coleman Lisa P. Goldstein